Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

SUPPLEMENTAL SCHEDULE

HELIOS TECHNOLOGIES, INC. 401(K) RETIREMENT PLAN

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

Information furnished pursuant to item 4i, Schedule H of Form 5500

Employer identification number: 59 2754337

Plan number: 001

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Market value
*	Schwab Government Money Fund	Money Market Fund	#	497
	Delaware Small Cap Value I	Mutual Fund	#	358,262
	Fidelity International Index	Mutual Fund	#	3,269,286
	Hartford Schrod Emg Mkt Eq Sdr	Mutual Fund	#	1,603,184
	JP Morgan Core Bond I	Mutual Fund	#	3,278,760
	JP Morgan Large Cap Growth R6	Mutual Fund	#	11,511,820
	JP Morgan Mid Cap Value R6	Mutual Fund	#	878,245
*	Schwab Prime Adv Money Ultra	Mutual Fund	#	6,017,654
*	Schwab S&P 500 Index Fund	Mutual Fund	#	29,724,929
	T Rowe Price Overseas Stock	Mutual Fund	#	3,814,741
	T Rowe Qm Us Sm Cap Grth Eqty	Mutual Fund	#	910,936
	Vanguard Inflation Protect Adm	Mutual Fund	#	2,832,150
	Vanguard Target Retiremnt 2020	Mutual Fund	#	6,719,052
	Vanguard Target Retiremnt 2025	Mutual Fund	#	736,396
	Vanguard Target Retiremnt 2030	Mutual Fund	#	17,508,626
	Vanguard Target Retiremnt 2035	Mutual Fund	#	5,099,661
	Vanguard Target Retiremnt 2040	Mutual Fund	#	16,730,098
	Vanguard Target Retiremnt 2045	Mutual Fund	#	3,590,516
	Vanguard Target Retiremnt 2050	Mutual Fund	#	11,633,049
	Vanguard Target Retiremnt 2055	Mutual Fund	#	3,163,628
	Vanguard Target Retiremnt 2060	Mutual Fund	#	6,187,972
	Vanguard Target Retiremnt 2065	Mutual Fund	#	2,529,552
	Vanguard Target Retmt Income	Mutual Fund	#	518,884
	Bnym Mellon SL Mid Cap Stk Idx	Collective Trust Fund	#	4,437,151
	Bynm Mellon SL Sm Cap 600 Stk	Collective Trust Fund	#	3,347,665
	Janus Henderson Entermise MS	Collective Trust Fund	#	867,129
	Putnam LGCAP Value Trust Msg	Collective Trust Fund	#	3,604,768
	Putnam Stable Value 25 Bps	Collective Trust Fund	#	3,909,269
	State St US Bnd Indx Sl Cl XIV	Collective Trust Fund	#	2,818,145
*	Personal Choice Retirement Account	Self-Directed Brokerage Account	#	13,786,948
*	Helios Technologies Inc	Common Stock	#	6,845,556
*	Notes receivable from participants	Various maturity dates with interest rates ranging from 3.25%-10.50%	#	2,704,762
	Total			$180,939,291

* Represents a party-in-interest to the Plan.

# Investments are participant-directed and, therefore, cost information is not required.

See accompanying report of independent registered public accounting firm.